Operating revenue	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating revenue

5	Operating revenue
The Group is principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery, and other extended transportation services.

(i)	Disaggregation of revenue
Disaggregation of revenue from contracts with customers by major service lines is as follows:

		2021	2020	2019
	Note	RMB million	RMB million	RMB million
Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
- Passenger		75,392	70,534	138,502
- Cargo and mail		19,887	16,493	9,615
-Commission income		2,677	2,771	2,952
-General aviation income		572	508	564
-Cargo handling income		864	507	359
-Hotel and tour operation income		538	390	712
-Ground services income		326	210	409
-Air catering service income		271	273	353
-Others		885	689	654

		101,412	92,375	154,120

Revenue from other sources:
-Rental income	19(e)	232	186	202

		101,644	92,561	154,322

Disaggregation of revenue from contracts with customers by the timing of revenue recognition and by geographic markets is disclosed in Notes 6(a) and 6(b) respectively.

(ii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting date
As at December 31, 2021, the aggregated amount of the transaction price allocated to the remaining performance obligation, which is the unredeemed credits under the frequent flyer award programs, amounted to
RMB 3,061 million (December 31, 2020: RMB3,196 million) (Note 39). This amount represents revenue expected to be recognized in the future when the customers obtain control of the goods or services.